Financial income, financial expenses and exchange losses (Tables)	6 Months Ended
Jun. 30, 2022
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Summary of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses
The following table provides a breakdown for financial income, financial expenses and exchange losses:

	For the six months ended June 30,
(€ thousands)	2022	2021
Financial income
Options - Changes in fair value	60	20,675
Warrants - Changes in fair value	8,417	—
Securities	6,290	9,535
Hedging operations	397	—
Interest on financial other assets	527	1,110
Interest on financial receivables/loans	197	972
Other financial income	13	239
Total financial income	15,901	32,531

Financial expenses
Options - Changes in fair value	(15,705)	(5,293)
Hedging operations	(5,626)	(1,836)
Interest and financial charges for lease liabilities	(4,947)	(4,552)
Securities	(12,996)	(1,315)
Interest on bank loans and overdrafts	(20)	(1,416)
Interest expenses on interest rate swaps	(936)	(1,051)
Derivative financial instruments	—	(873)
Other financial expenses	(1,735)	(349)
Total financial expenses	(41,965)	(16,685)

Foreign exchange losses	(9,893)	(2,728)